CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (2,976,997)	$ (1,538,719)	$ (4,832,371)	$ (2,012,523)	$ (5,794,927)	$ (2,976,645)	$ (18,152,653)	$ (22,985,024)
Items not affecting cash:
Amortization	76,204	49,164	128,530	79,566	284,413	114,785	584,843	713,373
Amortization of deferred financing costs	0	0	0	0	0	1,283	46,202	46,202
Accretion of asset retirement obligation	4,000	4,000	8,000	8,000	16,000	7,191	40,262	48,262
Shares issued for services	0	0	0	0	0	0	202,365	202,365
Stock-based compensation	380,838	78,111	421,491	99,422	361,239	411,507	1,839,928	2,261,419
Option receipts in excess of property value	0	0	(135,000)	0	(315,000)	0	(315,000)	(450,000)
Unrealized foreign exchange (gain) loss	27,679	36,021	(13,048)	32,460	63,965	(37,220)	(401,956)	(415,004)
Realized (gain) loss on sale of trading securities	26,962	0	(8,766)	0	(60,317)	(170,422)	(254,319)	(263,085)
Purchase of trading securities	0	0	(83,157)	0	(1,763,196)	0	(13,327,886)	(13,411,043)
Proceeds on sale of trading securities	939,832	0	1,084,718	0	240,559	1,746,805	12,157,256	13,241,974
Unrealized loss on trading securities	466,565	47,481	229,907	66,990	(212,073)	98,290	(47,210)	182,697
Gain on disposal of property or equipment	0	0	0	(260,058)	(260,058)	0	(356,488)	(356,488)
Write-off of mineral property	0	0	0	0	0	0	26,000	26,000
Expenses paid by stockholders	0	0	0	0	0	0	2,700	2,700
Write-off of investment in trading securities	0	0	0	0	0	25,000	25,000	25,000
Changes in non-cash working capital items:
(Increase) decrease in receivables and other	(2,947)	231,195	217,557	(11,562)	(219,155)	(78,892)	(336,134)	(118,577)
Increase (decrease) in accounts payable and accrued liabilities	(547,592)	(162,511)	(221,091)	(138,890)	228,623	284,163	735,167	514,076
Increase (decrease) in due to related party	(18,080)	0	(18,080)	0	0	0	50,000	31,920
Net cash used in operating activities	(1,623,536)	(1,255,258)	(3,221,310)	(2,136,595)	(7,429,927)	(574,155)	(17,481,923)	(20,703,233)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debentures	0	0	0	0	0	0	900,000	900,000
Deferred financing costs	0	0	0	0	0	0	(46,202)	(46,202)
Repurchase of capital stock	(4,760)	0	(4,760)	0	0	(108,000)	(165,000)	(169,760)
Issuance of capital stock, net of financing costs	0	1,238,564	110,000	1,276,064	1,992,475	10,774,804	22,609,711	22,719,711
Net cash provided by (used in) financing activities	(4,760)	1,238,564	105,240	1,276,064	1,992,475	10,666,804	23,298,509	23,403,749
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	0	(594,273)	0	(849,796)	(946,956)	(454,197)	(1,835,129)	(1,835,129)
Deposit on equipment	0	0	0	0	0	0	(151,506)	(151,506)
Restricted cash	0	0	0	(961)	(961)	(220,000)	(220,961)	(220,961)
Oil and gas property expenditures	0	0	0	0	0	0	(250,137)	(250,137)
Acquisition of cash on purchase of subsidiary	0	0	0	0	0	0	11,510	11,510
Acquisition of subsidiary	0	0	0	0	0	0	(25,000)	(25,000)
Option payment received	0	425,000	135,000	425,000	500,000	25,000	525,000	660,000
Proceeds on disposal of assets	0	0	0	288,000	288,000	30,000	628,390	628,390
Net cash provided by (used in) investing activities	0	(169,273)	135,000	(137,757)	(159,917)	(619,197)	(1,317,833)	(1,182,833)
Change in cash and cash equivalents during the period	(1,628,296)	(185,967)	(2,981,070)	(998,288)	(5,597,369)	9,473,452	4,498,753	1,517,683
Cash and cash equivalents, beginning of the period	3,145,979	9,283,801	4,498,753	10,096,122	10,096,122	622,670	0	0
Cash and cash equivalents, end of the period	$ 1,517,683	$ 9,097,834	$ 1,517,683	$ 9,097,834	$ 4,498,753	$ 10,096,122	$ 4,498,753	$ 1,517,683